DEFERRED TAX BENEFIT	12 Months Ended
Dec. 31, 2010
DEFERRED TAX BENEFIT
DEFERRED TAX BENEFIT
8.     DEFERRED TAX BENEFIT

At December 31, 2010, the Company had net operating loss carry-forwards of approximately $266,000 which begin to expire in the year 2026. No tax benefit has been reported in the December 31, 2010 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2010 and 2009 due to the following:

	2010	2009

Book loss	$(63,179)	$(43,391)
State income taxes	-	(320)
Meals and entertainment	531	540
Depreciation	-	(8)
Allowance for doubtful accounts	-	628
Accrued payroll taxes	-	6,472
Contributed services	11,584	11,266
Penalties	203	295
Derivative valuation	18,453	-

Valuation Allowance	32,408	24,518

Income tax expense	$-	$-

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the difference between the reported amounts of assets and liabilities and their tax bases.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax liabilities consist of the following components as of December 31, 2010 and 2009:

	2010	2009
Deferred tax assets:
NOL carryover	$106,250	$76,823
Allowance for doubtful accounts	1,543	628
Related party accruals	454	163
Accrued payroll taxes	8,235	6,472

Deferred tax liabilites:
Depreciation	(1)	(14)

Less Valuation Allowance	(116,481)	(84,072)

Net deferred tax asset	$-	$-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry-forwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry-forwards may be limited as to use in future years.